Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
12
 — Income Taxes

Income tax (expense) benefit for the period from
January
1,
2016
through
May
4,
2016,
the period from
May
5,
2016
through
December
31,
2016,
and for the year ended
December
31,
2015,
consisted of the following:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor
Current:
Federal	$-	$-	$-
State	-	-	-
Deferred:
Federal	1,989,763	(9,836,756)	29,084,623
State	236,490	(2,237,382)	3,614,773
Change in valuation allowance	(2,226,253)	12,074,138	(32,610,383)

Total Benefit for Income Taxes	$-	$-	$89,013

Significant components of the Company's deferred tax assets and liabilities consisted of the following at
December
31,
2016
and
2015:

	December 31, 2016	December 31, 2015
	Successor	Predecessor
Deferred tax assets:
Stock-based compensation	$29,379	$6,238,000
Tax credits	3,484,799	3,339,000
Deferred revenue	-	462,000
Start-up and organizational costs	270,652	275,000
Tax deductible Goodwill	354,831	404,000
Property and equipment	163,755	207,000
Other	224,910	283,000
Total deferred tax assets	4,528,326	11,208,000

Deferred tax liabilities:
Intangible Assets	(2,374,950)	(114,000)
Total deferred tax liabilities	(2,374,950)	(114,000)

Net deferred tax assets, excluding net operating loss carryforwards	2,153,376	11,094,000
Net operating loss carryforwards	50,713,527	61,076,000
	52,866,903	72,170,000
Less valuation allowance	(52,866,903)	(72,170,000)
Total deferred tax assets (liabilities)	$-	$-

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company's effective tax rate:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor
U.S. federal statutory income tax	35.0	35.0%	35.0%
State and local income tax, net of benefits	4.2	4.2%	4.8%
Fair value of derivatives	-	-	22.4%
Other	(0.1)%	3.7%	(0.4)%
Valuation allowance for deferred income tax assets	(39.1)%	(42.9)%	(61.6)%

Effective income tax rate	-%	-%	0.2%

The Company had loss carry-forwards of approximately
$163.2
million as of
December
31,
2016,
that
may
be offset against future taxable income. The carry-forwards will begin to expire in
2020.
Use of these carry-forwards
may
be subject to annual limitations based upon previous significant changes in stock ownership.

The Company does
not
believe that it has any uncertain income tax positions.